                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07309
                      (Investment Company Act File Number)

                   Federated Total Return Government Bond Fund

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/29/04

               Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2003

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.26	$10.58	$10.45	$ 9.58	$10.24	$10.22
Income From Investment Operations:
Net investment income	0.24	0.54	0.59	0.60	0.54	0.55
Net realized and unrealized gain (loss) on investments	(0.43)	0.68	0.12	0.87	(0.64)	0.12

TOTAL FROM INVESTMENT OPERATIONS	(0.19)	1.22	0.71	1.47	(0.10)	0.67

Less Distributions:
Distributions from net investment income	(0.24)	(0.54)	(0.58)	(0.60)	(0.54)	(0.55)
Distributions from net realized gain on investments	--	--	--	--	(0.02)	(0.10)

TOTAL DISTRIBUTIONS	(0.24)	(0.54)	(0.58)	(0.60)	(0.56)	(0.65)

Net Asset Value, End of Period	$10.83	$11.26	$10.58	$10.45	$ 9.58	$10.24

Total Return[1]	(1.71)%	11.81%	7.01%	15.85%	(0.96)%	6.58%

Ratios to Average Net Assets:

Expenses	0.30%[2]	0.30%	0.31%	0.30%	0.30%	0.30%

Net investment income	4.31%[2]	4.92%	5.59%	6.07%	5.45%	5.27%

Expense waiver/reimbursement[3]	0.65%[2]	0.72%	0.75%	0.87%	0.82%	0.94%

Supplemental Data:

Net assets, end of period (000 omitted)	$152,426	$156,975	$82,138	$70,644	$53,675	$85,534

Portfolio turnover	17%	15%	46%	116%	90%	85%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.26	$10.58	$10.45	$ 9.58	$10.24	$10.22
Income From Investment Operations:
Net investment income	0.23	0.50	0.55	0.57	0.51	0.52
Net realized and unrealized gain (loss) on investments	(0.44)	0.68	0.13	0.87	(0.64)	0.12

TOTAL FROM INVESTMENT OPERATIONS	(0.21)	1.18	0.68	1.44	(0.13)	0.64

Less Distributions:
Distributions from net investment income	(0.22)	(0.50)	(0.55)	(0.57)	(0.51)	(0.52)
Distributions from net realized gain on investments	--	--	--	--	(0.02)	(0.10)

TOTAL DISTRIBUTIONS	(0.22)	(0.50)	(0.55)	(0.57)	(0.53)	(0.62)

Net Asset Value, End of Period	$10.83	$11.26	$10.58	$10.45	$ 9.58	$10.24

Total Return[1]	(1.86)%	11.48%	6.69%	15.51%	(1.26)%	6.26%

Ratios to Average Net Assets:

Expenses	0.60%[2]	0.60%	0.61%	0.60%	0.60%	0.60%

Net investment income	4.01%[2]	4.63%	5.29%	5.78%	5.21%	4.87%

Expense waiver/reimbursement[3]	0.60%[2]	0.67%	0.70%	0.82%	0.77%	0.83%

Supplemental Data:

Net assets, end of period (000 omitted)	$42,788	$43,626	$33,299	$35,447	$32,457	$27,173

Portfolio turnover	17%	15%	46%	116%	90%	85%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

August 31, 2003 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--49.0%
		Treasury Inflation-Indexed Bond--5.1%
$8,185,925		3.875%, 4/15/2029	$9,852,496

		U.S. Treasury Bonds-19.0%
2,200,000		11.250%, 2/15/2015	3,475,648
3,700,000		7.250%, 5/15/2016	4,520,956
2,050,000		8.750%, 5/15/2017	2,816,516
1,000,000		8.125%, 5/15/2021	1,333,280
1,800,000		7.250%, 8/15/2022	2,219,616
4,000,000		7.125%, 2/15/2023	4,878,760
6,000,000		6.250%, 8/15/2023	6,664,680
11,000,000		5.375%, 2/15/2031	11,247,500

		TOTAL	37,156,956

		U.S. Treasury Notes--24.9%
5,000,000		1.625%, 1/31/2005	5,005,450
5,000,000		1.500%, 7/31/2005	4,964,850
4,000,000		7.000%, 7/15/2006	4,503,760
3,100,000		6.500%, 10/15/2006	3,461,832
5,500,000		3.500%, 11/15/2006	5,646,960
2,000,000		6.250%, 2/15/2007	2,230,940
2,000,000		6.625%, 5/15/2007	2,262,500
1,000,000		5.500%, 2/15/2008	1,095,160
6,500,000		4.750%, 11/15/2008	6,880,835
2,800,000		5.500%, 5/15/2009	3,070,816
2,000,000		6.000%, 8/15/2009	2,240,940
7,000,000		4.875%, 2/15/2012	7,281,120

		TOTAL	48,645,163

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $93,092,047)	95,654,615

Principal Amount or Shares			Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS--17.8%
		Federal Home Loan Bank--11.3%
$7,000,000		7.250%, 2/15/2007	$7,988,890
3,000,000		6.730%, 6/22/2009	3,392,730
900,000		6.500%, 11/13/2009	1,007,100
1,300,000		7.375%, 2/12/2010	1,516,385
4,450,000		7.625%, 5/14/2010	5,262,570
2,500,000		6.875%, 8/13/2010	2,850,450

		TOTAL	22,018,125

		Federal Home Loan Mortgage Corp.--3.3%
6,000,000		5.250%, 1/15/2006	6,380,460
70,000		6.750%, 9/15/2029	78,040

		TOTAL	6,458,500

		Federal National Mortgage Association--3.2%
6,000,000		5.500%, 3/15/2011	6,324,060

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $31,649,402)	34,800,685

		MUTUAL FUNDS--32.7%
4,958,073	[1]	Federated Mortgage Core Portfolio	49,927,797
13,847,119	[1]	Government Obligations Fund	13,847,119

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $63,512,150)	63,774,916

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $188,253,599)[2]	194,230,216

		OTHER ASSETS AND LIABILITIES - NET--0.5%	983,201

		TOTAL NET ASSETS--100%	$195,213,417

1 Affiliated company.

2 The cost of investments for federal tax purposes amounts to $188,253,599.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $63,774,916 of investments in affiliated issuers (identified cost $188,253,599)		$194,230,216
Income receivable		1,127,794
Receivable for shares sold		348,339
Prepaid expenses		27,488

TOTAL ASSETS		195,733,837

Liabilities:
Payable for shares redeemed	$204,876
Income distribution payable	228,377
Payable to bank	66,832
Payable for portfolio accounting fee (Note 5)	2,391
Payable for distribution services fee (Note 5)	3,390
Payable for shareholder services fee (Note 5)	14,554

TOTAL LIABILITIES		520,420

Net assets for 18,021,919 shares outstanding		$195,213,417

Net Assets Consist of:
Paid in capital		$191,207,862
Net unrealized appreciation of investments		5,976,617
Accumulated net realized loss on investments		(1,963,226)
Distributions in excess of net investment income		(7,836)

TOTAL NET ASSETS		$195,213,417

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$152,425,753 ÷ 14,071,730 shares outstanding		$10.83

Institutional Service Shares:
$42,787,664 ÷ 3,950,189 shares outstanding		$10.83

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2003 (unaudited)

Investment Income:
Interest			$3,689,844
Dividends (received from affiliated issuers)			1,031,722

TOTAL INCOME			4,721,566

Expenses:
Investment adviser fee (Note 5)		$511,460
Administrative personnel and services fee (Note 5)		77,975
Custodian fees		6,257
Transfer and dividend disbursing agent fees and expenses (Note 5)		39,117
Directors'/Trustees' fees		5,438
Auditing fees		5,461
Legal fees		1,943
Portfolio accounting fees (Note 5)		32,255
Distribution services fee--Institutional Service Shares (Note 5)		57,566
Shareholder services fee--Institutional Shares (Note 5)		198,164
Shareholder services fee--Institutional Service Shares (Note 5)		57,566
Share registration costs		26,204
Printing and postage		10,939
Insurance premiums		905
Miscellaneous		4,489

TOTAL EXPENSES		1,035,739

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(448,602)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,873)
Waiver of distribution services fee--Institutional Service Shares	(36,842)
Waiver of shareholder services fee--Institutional Shares	(166,458)

TOTAL WAIVERS AND REIMBURSEMENT		(654,775)

Net expenses			380,964

Net investment income			4,340,602

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,036,400
Net change in unrealized appreciation of investments			(8,842,049)

Net realized and unrealized loss on investments			(7,805,649)

Change in net assets resulting from operations			$(3,465,047)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,340,602	$7,260,526
Net realized gain (loss) on investments	1,036,400	(59,506)
Net change in unrealized appreciation/depreciation of investments	(8,842,049)	9,383,896

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,465,047)	16,584,916

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,411,450)	(5,524,849)
Institutional Service Shares	(921,210)	(1,748,461)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,332,660)	(7,273,310)

Share Transactions:
Proceeds from sale of shares	52,659,256	169,287,502
Net asset value of shares issued to shareholders in payment of distributions declared	2,991,747	4,941,629
Cost of shares redeemed	(53,240,982)	(98,376,725)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,410,021	75,852,406

Change in net assets	(5,387,686)	85,164,012

Net Assets:
Beginning of period	200,601,103	115,437,091

End of period (including distributions in excess of net investment income of $(7,836) and $(15,778), respectively)	$195,213,417	$200,601,103

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Trust's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Trust as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Trust as capital gains. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $968,538 for the period. Additional information regarding Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,611,546	$29,315,427	11,728,156	$127,863,033
Shares issued to shareholders in payment of distributions declared	215,677	2,398,761	375,489	4,090,205
Shares redeemed	(2,697,510)	(30,342,970)	(5,928,809)	(64,252,774)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	129,713	$1,371,218	6,174,836	$67,700,464

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,082,895	$23,343,829	3,761,516	$41,424,469
Shares issued to shareholders in payment of distributions declared	53,344	592,986	78,043	851,424
Shares redeemed	(2,060,760)	(22,898,012)	(3,113,665)	(34,123,951)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	75,479	$1,038,803	725,894	$8,151,942

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	205,192	$2,410,021	6,900,730	$75,852,406

4. FEDERAL TAX INFORMATION

At August 31, 2003, the cost of investments for federal tax purposes was $188,253,599. The net unrealized appreciation of investments for federal tax purposes was $5,976,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,617,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,640,492.

At February 28, 2003, the Trust had a capital loss carryforward of $2,885,346 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,885,346

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $63,184 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended August 31, 2003, were as follows:

Purchases	$14,462,051

Sales	$--

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01393-01 (10/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10. Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 23, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date         October 23, 2003